Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Other Companies [Abstract]
Schedule of Investments in Other Companies	This item includes investments in other companies for an amount of Ch$65,082 million and Ch$56,177 million as of December 31, 2023 and 2022, respectively, detailed as follows:
		% Ownership Interest		Assets
		2023	2022	2023	2022
Company	Shareholder	%	%	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	36,084	29,015
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	4,862	5,172
Redbanc S.A.	Banco de Chile	38.13	38.13	4,783	4,400
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	4,285	4,366
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	2,394	2,066
Sociedad Imerc OTC S.A.	Banco de Chile	12.33	12.33	1,803	1,662
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	1,199	1,145
Subtotal Associates				55,410	47,826

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	7,832	6,831
Artikos Chile S.A.	Banco de Chile	50.00	50.00	1,840	1,520
Subtotal				9,672	8,351
Total				65,082	56,177

Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2023, 2022 and 2021 is detailed as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$
Balance as of January 1,	56,177	46,923	42,338
Capital increase	—	—	7,847
Participation in net income	13,409	13,031	1,793
Dividends received	(4,675)	(3,622)	(1,097)
Non-current assets Nexus	—	—	(3,961)
Other	171	(155)	3
Balance as of December 31,	65,082	56,177	46,923

Schedule of Total Carrying Amount of the Bank's Associates	The total carrying amount of the Bank’s Associates and Joint Ventures as of December 31, 2023 and 2022 is explained as follows:
	Associates							Joint Ventures
	Centro de Compensación	Sociedad Operadora de la Cámara de Compensación de Pagos de	Sociedad Interbancaria de Depósitos			Administrador Financiero del	Sociedad Imerc
December 2023	Automatizado S.A. MCh$	Alto Valor S.A. MCh$	de Valores S.A. MCh$	Redbanc S.A. MCh$	Transbank S.A. MCh$	Transantiago S.A. MCh$	OTC S.A. MCh$	Artikos S.A.	Servipag Ltda.

Current assets	6,380	841	104	11,054	1,362,961	66,716	21,042	3,768	84,569
Non-current assets	10,983	8,377	8,834	16,275	164,518	867	12,760	1,724	18,137
Total Assets	17,363	9,218	8,938	27,329	1,527,479	67,583	33,802	5,492	102,706

Current liabilities	3,034	899	525	11,625	1,355,563	47,242	18,768	1,898	82,503
Non-current liabilities	247	496	—	3,236	36,641	—	766	406	4,539
Total Liabilities	3,281	1,395	525	14,861	1,392,204	47,242	19,534	2,304	87,042
Equity	14,082	7,823	8,413	12,468	135,275	20,341	14,259	3,188	15,664
Minority interest	—	—	—	—	—	—	9	—	—
Total Liabilities and Equity	17,363	9,218	8,938	27,329	1,527,479	67,583	33,802	5,492	102,706

Operating income	8,973	5,116	14	58,576	969,393	4,818	9,355	5,571	43,709
Operating expenses	(2,812)	(4,823)	(50)	(57,847)	(821,426)	(2,540)	(8,667)	(3,558)	(39,366)
Other income (expenses)	589	345	1,754	127	(113,486)	2,287	743	137	1,503
Gain before tax	6,750	638	1,718	856	34,481	4,565	1,431	2,150	5,846
Income tax	(1,692)	(66)	—	(100)	(7,667)	(949)	(430)	(511)	(1,444)
Gain for the year	5,058	572	1,718	756	26,814	3,616	1,001	1,639	4,402

	Associates							Joint Ventures
	Centro de Compensación	Sociedad Operadora de la Cámara de Compensación de Pagos de	Sociedad Interbancaria de Depósitos de			Administrador Financiero del	Sociedad Imerc
December 2022	Automatizado S.A. MCh$	Alto Valor S.A. MCh$	Valores S.A. MCh$	Redbanc S.A. MCh$	Transbank S.A. MCh$	Transantiago S.A. MCh$	OTC S.A. MCh$	Artikos S.A.	Servipag Ltda.

Current assets	8,954	6,646	81	14,459	1,359,640	59,946	31,105	2,540	76,085
Non-current assets	10,388	1,711	7,637	16,058	137,505	793	4,459	1,985	14,605
Total Assets	19,342	8,357	7,718	30,517	1,497,145	60,739	35,564	4,525	90,690

Current liabilities	3,986	1,004	463	17,595	1,385,956	40,113	20,672	1,326	73,923
Non-current liabilities	309	—	—	1,554	1,427	—	1,670	567	3,105
Total Liabilities	4,295	1,004	463	19,149	1,387,383	40,113	22,342	1,893	77,028
Equity	15,047	7,353	7,255	11,368	109,762	20,626	13,213	2,632	13,662
Minority interest	—	—	—	—	—	—	9	—	—
Total Liabilities and Equity	19,342	8,357	7,718	30,517	1,497,145	60,739	35,564	4,525	90,690

Operating income	7,516	4,550	17	51,851	969,177	4,468	8,882	5,559	40,403
Operating expenses	(2,612)	(4,279)	(49)	(50,155)	(835,126)	(2,296)	(8,412)	(3,905)	(36,347)
Other income (expenses)	907	667	1,540	264	(103,854)	2,339	877	69	525
Gain before tax	5,811	938	1,508	1,960	30,197	4,511	1,347	1,723	4,581
Income tax	(1,109)	(8)	—	(249)	(3,952)	(490)	(473)	(362)	(849)
Gain for the year	4,702	930	1,508	1,711	26,245	4,021	874	1,361	3,732